Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation
Expected dividend yield	0.00%
Stock Option
Stock-Based Compensation
Expected volatility	81500.00%	36700.00%	36100.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (years)	3 years	6 years 3 months	6 years 3 months
Risk-free interest rate	400.00%	2560.00%
Weighted average grant date fair value	$ 14,620.00	$ 5,930.00	$ 4,000.00